Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 21,388,624	$ 18,926,933
Receivables		1,705,173	1,190,689
Prepaid expenses		7,096,575	2,268,776
Inventory		1,062,919	420,737
Current assets		31,253,291	22,807,135
Non-current assets
Restricted cash		109,076	110,707
Plant and equipment		8,140,403	5,323,766
Goodwill and other intangible assets		1,228,581	1,239,123
TOTAL ASSETS		40,731,351	29,480,731
Current liabilities
Trade payables and accrued liabilities		670,367	1,262,861
Customer deposits		360,237	303,076
Construction contract liability		98,280	99,707
Shareholder loan		4,153	6,230
Deferred income tax		100,619	149,794
Current portion of lease liabilities		625,669
Total Current Liabilities		1,859,325	1,821,668
Non-current liabilities
Derivative liability	[1]	9,666,133	4,752,875
Lease liabilities		1,148,193
TOTAL LIABILITIES		12,673,651	6,574,543
EQUITY
Share capital		66,559,231	46,622,299
Deficit		(48,722,200)	(31,373,697)
Reserves		10,220,669	7,657,586
TOTAL EQUITY		28,057,700	22,906,188
TOTAL LIABILITIES AND EQUITY		$ 40,731,351	$ 29,480,731

[1]	The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards ("IFRS"). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 10.